Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flow from Operating Activities
Net loss attributable to Vinco Ventures, Inc.	$ (3,188,932)	$ (5,752,808)	$ (12,929,706)	$ (5,330,126)
Net loss attributable to noncontrolling interests	(15,198)	(31,858)	(1,269,274)	(13,891)
Net loss	(3,204,130)	(5,784,666)	(14,198,980)	(5,344,017)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	938,844	952,019	1,316,501	487,878
Amortization of financing costs	2,015,422	658,126	944,437	300,277
Stock-based compensation	2,765,022	876,585	2,299,915	3,386,493
Change in fair value of earnout			(520,000)
Impairment of goodwill			4,443,000
Deferred tax liability			(341)	(33,868)
Amortization of right of use asset	226,167	217,189	295,106
Gain on divestiture	(4,911,760)
Changes in assets and liabilities:
Accounts receivable	(1,037,432)	(12,355)	(230,748)	590
Inventory	(146,126)	(182,370)	(445,518)	59,309
Prepaid expenses and other current assets	(612,276)	(667,836)	(704,626)	(353,440)
Accounts payable	(367,355)	1,413,425	1,878,491	(1,408,184)
Accrued expenses and other current liabilities	1,237,169	549,072	282,516	636,881
Operating lease liabilities	(219,608)		(272,779)
Repayment of operating lease liabilities		(199,589)
Due from related party	4,753	(117,786)	(123,429)	(507,922)
Net cash used in operating activities	(3,311,310)	(2,298,186)	(5,036,455)	(2,776,003)
Cash Flows from Investing Activities
Purchases of property and equipment	(193,429)	(113,612)	(159,938)	(141,440)
Acquisitions, net of cash				(772,581)
Purchase of loan held for investment				(500,000)
Net cash used in investing activities	(193,429)	(113,612)	(159,938)	(1,414,021)
Cash Flows from Financing Activities
Borrowings under lines of credit	1,144,100	249,370		531,804
Borrowings under convertible notes payable	1,660,000	1,111,111	1,111,111
Borrowings under notes payable	1,739,852	1,670,000	2,482,500	718,559
Repayments under lines of credit		(340,766)	(90,382)
Repayments under notes payable	(947,127)	(570,587)	(1,231,744)	(648,299)
Repayments under notes payable - related parties	(14,508)	(82,612)	(182,170)	(132,309)
Fees paid for financing costs	(33,762)	(463,146)	(581,496)	(99,444)
Net proceeds from issuance of common stock - net of offering costs of $310,697			2,048,562	5,315,176
Distributions	(71,931)
Net cash provided by financing activities	3,476,624	1,573,370	3,556,381	5,685,487
Net increase (decrease) in cash and cash equivalents	(28,115)	(838,428)	(1,640,012)	1,495,463
Cash and cash equivalents - beginning	412,719	2,052,731	2,052,731	557,268
Cash and cash equivalents - end	384,604	1,214,303	412,719	2,052,731
Supplemental Disclosures of Cash Flow Information
Interest	239,682	145,324	260,444	103,865
Income taxes	235,275		235,275	265,015
Noncash investing and financing activity:
Shares issued to note holders	2,292,864	309,780		167,500
Shares issued for the acquisition	2,292,864	309,780		167,500
Shares issued for the asset acquisition of Uber Mom			98,613
Shares reserved for the acquisition of Edison Nation Holdings, LLC				6,014,250
Borrowings under note payable for the purchase of property and equipment				73,559
Issuance of 5%, 5-year senior convertible notes for the acquisition of Edison Nation Holdings, LLC, net of debt discount for conversion feature				1,428,161
Change in fair value of earnout			(520,000)	520,000
Right of use assets			943,997
Operating lease liabilities			943,997
Shares issued for the divestiture of Cloud B, Inc	405,000
Conversions under notes payable	1,524,000
Issuance of warrants to note holders	1,018,953
Distribution for issuance of shares to noncontrolling interest members of Global Clean Solutions, LLC	$ 699,000
Edison Nation Holdings, LLC [Member]
Noncash investing and financing activity:
Shares issued to note holders				3,384,285
Shares issued for the acquisition				3,384,285
Cloud B, Inc. [Member]
Noncash investing and financing activity:
Shares issued to note holders				2,664,200
Shares issued for the acquisition				2,664,200
Best Party Concepts, LLC [Member]
Noncash investing and financing activity:
Satisfaction of due from related party for acquisition				500,000
Deemed distribution to shareholder for acquisition				692,533
Pirasta, LLC [Member]
Noncash investing and financing activity:
Satisfaction of due from related party for acquisition				470,000
Deemed distribution to shareholder for acquisition				$ 188,552